UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2014

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
September 30, 2014

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-61.5%
		Fannie Mae:
$300	M	10/20/2014		0.090%		$ 299,986
500	M	11/5/2014		0.070		499,966
600	M	12/10/2014		0.050		599,942
640	M	12/24/2014		0.060		639,910
345	M	1/14/2015		0.105		344,894
500	M	1/20/2015		0.055		499,915
		Federal Home Loan Bank:
520	M	10/3/2014		0.075		519,998
300	M	10/15/2014		0.075		299,991
675	M	10/21/2014		0.025		674,991
250	M	10/31/2014		0.080		249,983
310	M	11/7/2014		0.085		309,973
770	M	11/28/2014		0.060		769,926
490	M	11/28/2014		0.090		489,929
		Freddie Mac:
400	M	2/3/2015		0.060		399,917
400	M	2/11/2015		0.110		399,837
300	M	2/13/2015		0.110		299,876
Total Value of U.S. Government Agency Obligations (cost $7,299,034)						7,299,034
		CORPORATE NOTES-25.0%
300	M	Abbott Laboratories, 11/6/2014	(a)	0.100		299,970
400	M	Apple, Inc., 12/15/2014	(a)	0.100		399,917
400	M	Emerson Electric Co., 11/28/2014	(a)	0.100		399,936
400	M	Honeywell International, 12/16/2014	(a)	0.110		399,907
375	M	IBM Corp., 12/5/2014	(a)	0.105		374,929
400	M	PepsiCo, Inc., 11/17/2014	(a)	0.080		399,958
300	M	Procter & Gamble Co., 10/14/2014	(a)	0.090		299,990
400	M	Wal-Mart Stores, Inc., 10/30/2014	(a)	0.080		399,974
Total Value of Short-Term Corporate Notes (cost $2,974,581)						2,974,581
		VARIABLE AND FLOATING RATE NOTES-10.9%
400	M	Federal Home Loan Bank, 4/16/2015		0.114		400,035
400	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/2030		0.030		400,000
		Valdez, Alaska Marine Terminal Rev.:
200	M	Exxon Pipeline Co. Project B 12/1/2033		0.030		200,000
300	M	Exxon Pipeline Co. Project C 12/1/2033		0.030		300,000
Total Value of Variable and Floating Rate Notes (cost $1,300,035)						1,300,035
Total Value of Investments (cost $11,573,650)**		97.4%				11,573,650
Other Assets, Less Liabilities		2.6				304,928
Net Assets		100.0%				$ 11,878,578

*	The interest rates shown are the effective rates at the time of purchase by the
Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30,
2014.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2014, the Fund held eight Section 4(2) securities with an aggregate value of $2,974,581 representing
25.0% of the Fund's net assets.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$-	$7,299,034	$-	$7,299,034
Corporate Notes	-	2,974,581	-	2,974,581
Variable and Floating Rate Notes:
Municipal Bonds	-	900,000	-	900,000
U.S. Government Agency Obligations	-	400,035	-	400,035
Total Investments in Securities	$-	$11,573,650	$-	$11,573,650

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
September 30, 2014

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-92.6%
			Consumer Discretionary-11.6%
17,400		*	Belmond, Ltd. - Class 'A'	$ 202,884
7,480			BorgWarner, Inc.	393,523
9,437			CBS Corporation - Class 'B'	504,879
17,963			CBS Outdoor Americas, Inc.	537,812
25,850			Comcast Corporation - Special Shares 'A'	1,382,975
15,100			CST Brands, Inc.	542,845
9,200			Delphi Automotive, PLC	564,328
37,380			Extended Stay America, Inc.	887,401
18,800			Ford Motor Company	278,052
9,400			Hanesbrands, Inc.	1,009,936
7,650			Harman International Industries, Inc.	750,006
8,050			Home Depot, Inc.	738,507
8,400			Lear Corporation	725,844
7,600			McDonald's Corporation	720,556
15,600			Newell Rubbermaid, Inc.	536,796
41,400			Regal Entertainment Group - Class 'A'	823,032
12,716			Time Warner, Inc.	956,370
2,900			Tupperware Brands Corporation	200,216
5,000			Walt Disney Company	445,150
				12,201,112
			Consumer Staples-9.1%
37,800			Altria Group, Inc.	1,736,532
12,100			Coca-Cola Company	516,186
17,300			CVS Health Corporation	1,376,907
4,600			Dr. Pepper Snapple Group, Inc.	295,826
4,200			Kimberly-Clark Corporation	451,794
13,866			Kraft Foods Group, Inc.	782,042
11,900			Nu Skin Enterprises, Inc. - Class 'A'	535,857
11,800			PepsiCo, Inc.	1,098,462
16,500			Philip Morris International, Inc.	1,376,100
11,900			Procter & Gamble Company	996,506
5,600			Wal-Mart Stores, Inc.	428,232
				9,594,444
			Energy-9.3%
14,750			Chevron Corporation	1,759,970
19,250			ConocoPhillips	1,473,010
9,000			Devon Energy Corporation	613,620
10,700			Enable Midstream Partners, LP	263,648
6,000			Ensco, PLC - Class 'A'	247,860
8,700			ExxonMobil Corporation	818,235
13,200			Halliburton Company	851,532
22,500			Marathon Oil Corporation	845,775
4,900			Marathon Petroleum Corporation	414,883
12,200			Occidental Petroleum Corporation	1,173,030
9,400			Royal Dutch Shell, PLC - Class 'A' (ADR)	715,622
16,300			Suncor Energy, Inc.	589,245
				9,766,430
			Financials-15.2%
9,800			ACE, Ltd.	1,027,726
8,550			American Express Company	748,467
3,050			Ameriprise Financial, Inc.	376,309
23,250			Berkshire Hills Bancorp, Inc.	546,143
26,800			Brixmor Property Group, Inc. (REIT)	596,568
6,372			Chubb Corporation	580,362
1,300		*	Citizens Financial Group, Inc.	30,446
12,350			Discover Financial Services	795,216
52,070			Financial Select Sector SPDR Fund (ETF)	1,206,462
7,600			Invesco, Ltd.	300,048
7,300			iShares S&P U.S. Preferred Stock Index Fund (ETF)	288,496
31,700			JPMorgan Chase & Company	1,909,608
25,600			MetLife, Inc.	1,375,232
15,900			Oritani Financial Corporation	224,031
10,000			PNC Financial Services Group, Inc.	855,800
10,400			Protective Life Corporation	721,864
10,300			Select Income REIT (REIT)	247,715
46,900			Sterling Bancorp	599,851
5,400			Travelers Companies, Inc.	507,276
17,600			U.S. Bancorp	736,208
20,100			Urstadt Biddle Properties, Inc. - Class 'A' (REIT)	408,030
32,800			Wells Fargo & Company	1,701,336
24,000			Westfield Financial, Inc.	169,440
				15,952,634
			Health Care-13.8%
8,200			Abbott Laboratories	341,038
26,700			AbbVie, Inc.	1,542,192
3,870		*	Actavis, PLC	933,754
10,300			Baxter International, Inc.	739,231
9,450			Covidien, PLC	817,520
10,850			GlaxoSmithKline, PLC (ADR)	498,774
17,850			Johnson & Johnson	1,902,632
4,210			McKesson Corporation	819,561
36,770			Merck & Company, Inc.	2,179,726
12,000			Omnicare, Inc.	747,120
2,900			Perrigo Company, PLC	435,551
74,385			Pfizer, Inc.	2,199,564
9,000		*	Prestige Brands Holdings, Inc.	291,330
4,600			Thermo Fisher Scientific, Inc.	559,820
15,390			Zoetis, Inc.	568,661
				14,576,474
			Industrials-10.7%
7,050			3M Company	998,844
9,900			A.O. Smith Corporation	468,072
18,861			ADT Corporation	668,811
8,800			Altra Industrial Motion Corporation	256,608
5,800			Eaton Corporation, PLC	367,546
5,600			G&K Services, Inc. - Class 'A'	310,128
5,600		*	Generac Holdings, Inc.	227,024
3,400			General Dynamics Corporation	432,106
73,930			General Electric Company	1,894,087
10,800			Greenbrier Companies, Inc.	792,504
11,600			Honeywell International, Inc.	1,080,192
17,250			ITT Corporation	775,215
8,950			Kforce, Inc.	175,152
3,189			Pentair, PLC	208,848
3,850			Snap-On, Inc.	466,158
12,125			Tyco International, Ltd.	540,411
6,100			United Parcel Service, Inc. - Class 'B'	599,569
9,000			United Technologies Corporation	950,400
				11,211,675
			Information Technology-11.2%
14,090			Apple, Inc.	1,419,567
4,000			Automatic Data Processing, Inc.	332,320
7,500			Avago Technologies, Ltd.	652,500
59,950			Cisco Systems, Inc.	1,508,942
14,400			EMC Corporation	421,344
50,000			Intel Corporation	1,741,000
13,550			Intersil Corporation - Class 'A'	192,545
34,900			Juniper Networks, Inc.	773,035
27,200			Mentor Graphics Corporation	557,464
14,200			Methode Electronics, Inc.	523,554
17,000			Microchip Technology, Inc.	802,910
41,550			Microsoft Corporation	1,926,258
7,800			QUALCOMM, Inc.	583,206
7,350			TE Connectivity, Ltd.	406,382
				11,841,027
			Materials-4.2%
5,200			Cytec Industries, Inc.	245,908
14,400			Dow Chemical Company	755,136
11,290			DuPont (E.I.) de Nemours & Company	810,170
16,350			Freeport-McMoRan Copper & Gold, Inc.	533,827
16,000			International Paper Company	763,840
8,300			LyondellBasell Industries NV - Class 'A'	901,878
4,600			Westlake Chemical Corporation	398,314
				4,409,073
			Telecommunication Services-2.9%
31,310			AT&T, Inc.	1,103,364
39,900			Verizon Communications, Inc.	1,994,601
				3,097,965
			Utilities-4.6%
12,000			American Electric Power Company, Inc.	626,520
7,550			Dominion Resources, Inc.	521,629
6,600			Duke Energy Corporation	493,482
6,300			NextEra Energy, Inc.	591,444
19,950			NiSource, Inc.	817,551
12,800			Portland General Electric Company	411,136
24,900			PPL Corporation	817,716
14,400			Vectren Corporation	574,560
				4,854,038
Total Value of Common Stocks (cost $69,676,877)				97,504,872
			PREFERRED STOCKS-.5%
			Financials
11,400			Digital Realty Trust, Inc., Series G, 5.875%, 2049 (REIT)	253,764
9,000			Urstadt Biddle Properties, Inc., Series F, 7.125%, 2049 (REIT)	231,795
Total Value of Preferred Stocks (cost $507,929)				485,559
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-6.6%
$7,000	M		Federal Home Loan Bank, 0.025%, 11/21/2014 (cost $6,999,752)	6,999,752
Total Value of Investments (cost $77,184,558)			99.7%	104,990,183
Other Assets, Less Liabilities			.3	322,684
Net Assets			100.0%	$ 105,312,867

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2014, the cost of investments for federal income tax purposes was $77,250,074. Accumulated net unrealized appreciation on investments was $27,740,109, consisting of $28,686,317 gross unrealized appreciation and $946,208 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$97,504,872	$-	$-	$97,504,872
Preferred Stocks	485,559	-	-	485,559
Short-Term U.S. Government
Agency Obligations	-	6,999,752	-	6,999,752
Total Investments in Securities*	$97,990,431	$6,999,752	$-	$104,990,183

*The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2014. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
September 30, 2014

Principal
Amount		Security			Value
		CORPORATE BONDS-88.4%
		Aerospace/Defense-.5%
$475	M	Meccanica Holdings USA, Inc., 6.25%, 7/15/2019	(a)		$ 515,375
		Automotive-2.4%
		American Axle & Manufacturing, Inc.:
400	M	6.25%, 3/15/2021			418,000
250	M	6.625%, 10/15/2022			264,375
200	M	General Motors Co., 6.25%, 10/2/2043			235,000
450	M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020	(a)		456,750
		Hertz Corp.:
225	M	5.875%, 10/15/2020			229,500
25	M	6.25%, 10/15/2022			25,438
		Oshkosh Corp.:
375	M	8.5%, 3/1/2020			397,500
75	M	5.375%, 3/1/2022			75,750
325	M	Schaeffler Finance BV, 4.75%, 5/15/2021	(a)		325,813
					2,428,126
		Building Materials-2.0%
		Building Materials Corp.:
475	M	6.875%, 8/15/2018	(a)		492,812
250	M	7.5%, 3/15/2020	(a)		262,500
100	M	6.75%, 5/1/2021	(a)		105,000
200	M	Cemex Finance, LLC, 9.375%, 10/12/2022	(a)		226,500
200	M	Cemex SAB de CV, 9.5%, 6/15/2018	(a)		223,690
425	M	Griffon Corp., 5.25%, 3/1/2022			406,406
232	M	USG Corp., 5.875%, 11/1/2021	(a)		237,800
					1,954,708
		Chemicals-1.2%
225	M	Huntsman International, LLC, 8.625%, 3/15/2020			238,219
125	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		119,375
575	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)		613,813
		W.R. Grace & Co.:
175	M	5.125%, 10/1/2021	(a)		178,281
75	M	5.625%, 10/1/2024	(a)		77,156
					1,226,844
		Consumer Non-Durables-2.5%
		Levi Strauss & Co.:
350	M	7.625%, 5/15/2020			371,000
375	M	6.875%, 5/1/2022			393,750
		Reynolds Group Issuer, Inc.:
400	M	7.125%, 4/15/2019			415,500
775	M	5.75%, 10/15/2020			792,438
		Spectrum Brands Escrow Corp.:
300	M	6.375%, 11/15/2020			314,250
175	M	6.625%, 11/15/2022			184,625
					2,471,563
		Energy-15.7%
		AmeriGas Finance, LLC:
50	M	6.75%, 5/20/2020			52,250
175	M	7%, 5/20/2022			184,187
		Antero Resources Finance Corp.:
100	M	6%, 12/1/2020			102,500
125	M	5.375%, 11/1/2021			124,844
		Atlas Pipeline Partners, LP:
450	M	4.75%, 11/15/2021			421,312
525	M	5.875%, 8/1/2023			515,812
		Basic Energy Services, Inc.:
150	M	7.75%, 2/15/2019			156,000
350	M	7.75%, 10/15/2022			365,750
		Berry Petroleum Co.:
90	M	6.75%, 11/1/2020			91,350
300	M	6.375%, 9/15/2022			292,500
		California Resources Corp.:
150	M	5.5%, 9/15/2021	(a)		152,437
125	M	6%, 11/15/2024	(a)		128,750
		Calumet Specialty Products Partners, LP:
325	M	9.625%, 8/1/2020			359,125
150	M	6.5%, 4/15/2021	(a)		143,250
75	M	7.625%, 1/15/2022			76,500
		Chesapeake Energy Corp.:
275	M	7.25%, 12/15/2018			314,875
125	M	6.625%, 8/15/2020			138,500
250	M	6.875%, 11/15/2020			280,000
200	M	5.75%, 3/15/2023			214,000
		CONSOL Energy, Inc.:
625	M	8.25%, 4/1/2020			655,469
175	M	5.875%, 4/15/2022	(a)		173,031
350	M	Crestwood Midstream Partners, LP, 6%, 12/15/2020			353,500
375	M	El Paso Corp., 6.5%, 9/15/2020			423,750
500	M	Energy XXI Gulf Coast, Inc., 7.5%, 12/15/2021			492,500
200	M	Enquest, PLC, 7%, 4/15/2022	(a)		189,000
175	M	Exterran Partners, LP, 6%, 10/1/2022	(a)		171,062
175	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021			180,687
300	M	Gibson Energy, Inc., 6.75%, 7/15/2021	(a)		319,500
		Kinder Morgan, Inc.:
100	M	5%, 2/15/2021	(a)		104,750
225	M	5.625%, 11/15/2023	(a)		240,188
250	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022			246,250
		Legacy Reserves, LP:
400	M	8%, 12/1/2020			418,000
225	M	6.625%, 12/1/2021			221,625
175	M	6.625%, 12/1/2021	(a)		172,375
		Linn Energy, LLC:
75	M	6.5%, 5/15/2019			73,875
225	M	6.25%, 11/1/2019			220,781
175	M	8.625%, 4/15/2020			181,781
475	M	7.75%, 2/1/2021			480,938
300	M	McDermott Finance, LLC, 8%, 5/1/2021	(a)		294,750
375	M	Memorial Production Partners, LP, 7.625%, 5/1/2021			375,000
285	M	Northern Blizzard Resources, Inc., 7.25%, 2/1/2022	(a)		294,975
		NuStar Logistics, LP:
50	M	4.8%, 9/1/2020			48,938
200	M	6.75%, 2/1/2021			218,500
		Offshore Group Investment, Ltd.:
525	M	7.5%, 11/1/2019			489,563
150	M	7.125%, 4/1/2023			132,938
225	M	Pacific Drilling SA, 5.375%, 6/1/2020	(a)		207,000
175	M	Pioneer Energy Services Corp., 6.125%, 3/15/2022	(a)		173,688
600	M	Rain CII Carbon, LLC, 8.25%, 1/15/2021	(a)		627,000
		Rex Energy Corp.:
150	M	8.875%, 12/1/2020			162,000
300	M	6.25%, 8/1/2022	(a)		290,625
400	M	RKI Exploration and Production, LLC, 8.5%, 8/1/2021	(a)		415,000
		Sabine Pass Liquefaction, LLC:
500	M	6.25%, 3/15/2022	(a)		526,875
225	M	5.625%, 4/15/2023	(a)		228,375
325	M	5.75%, 5/15/2024	(a)		331,094
325	M	Samson Investment Co., 9.75%, 2/15/2020			296,563
275	M	SandRidge Energy, Inc., 7.5%, 2/15/2023			268,469
150	M	SM Energy Co., 6.5%, 11/15/2021			159,375
57	M	Suburban Propane Partners, LP, 7.375%, 8/1/2021			60,705
425	M	Unit Corp., 6.625%, 5/15/2021			428,188
					15,462,625
		Financials-4.2%
		Ally Financial, Inc.:
450	M	6.25%, 12/1/2017			483,750
175	M	4.75%, 9/10/2018			179,812
700	M	8%, 3/15/2020			817,250
175	M	8%, 11/1/2031			218,750
		General Motors Financial Co., Inc.:
75	M	3.25%, 5/15/2018			75,563
200	M	6.75%, 6/1/2018			223,625
300	M	4.25%, 5/15/2023			301,875
150	M	4.375%, 9/25/2021			153,563
		International Lease Finance Corp.:
650	M	8.75%, 3/15/2017			726,375
625	M	8.25%, 12/15/2020			739,844
200	M	Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021	(a)		202,000
					4,122,407
		Food/Beverage/Tobacco-2.3%
600	M	Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)		640,104
98	M	Chiquita Brands International, Inc., 7.875%, 2/1/2021			106,207
450	M	Darling Ingredients, Inc., 5.375%, 1/15/2022			455,625
200	M	JBS Investments GmbH, 7.25%, 4/3/2024	(a)		204,500
		JBS USA, LLC:
250	M	5.875%, 7/15/2024	(a)		240,625
225	M	7.25%, 6/1/2021	(a)		237,375
200	M	Sun Merger Sub, Inc., 5.875%, 8/1/2021	(a)		203,000
175	M	Treehouse Foods, Inc., 4.875%, 3/15/2022			172,813
					2,260,249
		Food/Drug-.2%
200	M	BI-LO, LLC, 8.625%, 9/15/2018	(a)		183,000
		Forest Products/Containers-3.3%
225	M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021	(a)		216,562
400	M	CROWN Americas, LLC, 4.5%, 1/15/2023			380,000
600	M	Greif, Inc., 7.75%, 8/1/2019			684,000
		Sealed Air Corp.:
175	M	8.125%, 9/15/2019	(a)		189,875
625	M	6.5%, 12/1/2020	(a)		669,531
165	M	8.375%, 9/15/2021	(a)		183,975
500	M	Silgan Holdings, Inc., 5%, 4/1/2020			505,000
374	M	Tekni-Plex, Inc., 9.75%, 6/1/2019	(a)		408,595
					3,237,538
		Gaming/Leisure-2.3%
375	M	24 Hour Holdings III, LLC, 8%, 6/1/2022	(a)		348,750
		GLP Capital, LP:
250	M	4.875%, 11/1/2020			256,172
75	M	5.375%, 11/1/2023			76,875
175	M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021	(a)		180,578
450	M	National CineMedia, LLC, 7.875%, 7/15/2021			488,250
225	M	Regal Entertainment Group, 5.75%, 3/15/2022			226,688
450	M	Scientific Games International, Inc., 6.625%, 5/15/2021	(a)		377,438
375	M	Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)		365,625
					2,320,376
		Health Care-6.9%
150	M	AmSurg Corporation, 5.625%, 7/15/2022	(a)		149,250
		Aviv Healthcare Properties, LP:
115	M	7.75%, 2/15/2019			120,894
100	M	6%, 10/15/2021			103,625
500	M	Biomet, Inc., 6.5%, 8/1/2020			531,250
		Community Health Systems, Inc.:
250	M	5.125%, 8/15/2018			257,500
300	M	8%, 11/15/2019			321,060
325	M	7.125%, 7/15/2020			344,906
75	M	5.125%, 8/1/2021	(a)		75,187
450	M	Endo Finance Co., 5.75%, 1/15/2022	(a)		445,500
150	M	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/2019	(a)		158,655
		HCA, Inc.:
75	M	8%, 10/1/2018			85,500
350	M	6.5%, 2/15/2020			383,250
25	M	7.25%, 9/15/2020			26,313
175	M	6.25%, 2/15/2021			183,313
275	M	7.75%, 5/15/2021			294,594
375	M	7.5%, 2/15/2022			422,813
		HealthSouth Corp.:
225	M	8.125%, 2/15/2020			238,500
99	M	7.75%, 9/15/2022			106,054
100	M	NBTY, Inc., 9%, 10/1/2018			104,500
		Tenet Healthcare Corp.:
450	M	6.75%, 2/1/2020			470,813
300	M	6%, 10/1/2020			318,000
314	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020			296,730
		Valeant Pharmaceuticals International, Inc.:
200	M	6.875%, 12/1/2018	(a)		207,250
600	M	6.375%, 10/15/2020	(a)		618,750
175	M	5.625%, 12/1/2021	(a)		174,781
325	M	WellCare Health Plans, Inc., 5.75%, 11/15/2020			332,313
					6,771,301
		Information Technology-4.7%
		Activision Blizzard, Inc.:
125	M	5.625%, 9/15/2021	(a)		130,312
50	M	6.125%, 9/15/2023	(a)		53,250
		Advanced Micro Devices, Inc.:
50	M	6.75%, 3/1/2019			50,750
425	M	7.5%, 8/15/2022			431,375
100	M	7%, 7/1/2024			96,000
100	M	Anixter, Inc., 5.125%, 10/1/2021			99,250
		Audatex North America, Inc.:
575	M	6%, 6/15/2021	(a)		592,250
125	M	6.125%, 11/1/2023	(a)		128,750
75	M	Belden, Inc., 5.5%, 9/1/2022	(a)		76,312
250	M	CommScope, Inc., 5%, 6/15/2021	(a)		246,250
200	M	CyrusOne, LP, 6.375%, 11/15/2022			210,000
400	M	Denali Borrower, LLC, 5.625%, 10/15/2020	(a)		412,500
275	M	Equinix, Inc., 7%, 7/15/2021			295,625
350	M	IAC/InterActiveCorp, 4.875%, 11/30/2018			355,250
450	M	Lender Processing Services, Inc., 5.75%, 4/15/2023			472,500
		Micron Technology, Inc.:
150	M	5.875%, 2/15/2022	(a)		155,625
600	M	5.5%, 2/1/2025	(a)		589,500
285	M	Zebra Technologies Corp., 7.25%, 10/15/2022	(a)	(b)	289,275
					4,684,774
		Manufacturing-3.7%
		Bombardier, Inc.:
275	M	7.5%, 3/15/2018	(a)		301,812
400	M	7.75%, 3/15/2020	(a)		438,080
425	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021	(a)		429,250
515	M	Case New Holland, Inc., 7.875%, 12/1/2017			574,869
325	M	Dematic SA, 7.75%, 12/15/2020	(a)		342,875
300	M	EDP Finance BV, 6%, 2/2/2018	(a)		323,541
225	M	EnPro Industries, Inc., 5.875%, 9/15/2022	(a)		229,219
300	M	H&E Equipment Services, Inc., 7%, 9/1/2022			321,750
675	M	Rexel SA, 6.125%, 12/15/2019	(a)		695,250
					3,656,646
		Media-Broadcasting-2.6%
		Belo Corp.:
100	M	7.75%, 6/1/2027			111,500
25	M	7.25%, 9/15/2027			26,750
225	M	Block Communications, Inc., 7.25%, 2/1/2020	(a)		234,562
300	M	LIN Television Corp., 8.375%, 4/15/2018			312,563
425	M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020			437,750
		Sinclair Television Group, Inc.:
475	M	5.375%, 4/1/2021			470,250
125	M	6.375%, 11/1/2021			128,438
		Sirius XM Radio, Inc.:
375	M	5.75%, 8/1/2021	(a)		378,750
100	M	4.625%, 5/15/2023	(a)		93,500
325	M	6%, 7/15/2024	(a)		330,688
					2,524,751
		Media-Cable TV-6.3%
200	M	Altice SA, 7.75%, 5/15/2022	(a)		207,000
		Cablevision Systems Corp.:
300	M	8.625%, 9/15/2017			334,125
375	M	7.75%, 4/15/2018			407,812
		CCO Holdings, LLC:
250	M	7%, 1/15/2019			260,312
175	M	7.375%, 6/1/2020			185,500
75	M	5.25%, 3/15/2021			73,781
100	M	5.125%, 2/15/2023			96,375
675	M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020	(a)		697,781
		Clear Channel Worldwide Holdings, Inc.:
25	M	7.625%, 3/15/2020 Series 'A'			25,875
375	M	7.625%, 3/15/2020 Series 'B'			390,937
150	M	6.5%, 11/15/2022 Series 'A'			152,625
325	M	6.5%, 11/15/2022 Series 'B'			333,937
		DISH DBS Corp.:
775	M	7.875%, 9/1/2019			877,687
125	M	5%, 3/15/2023			120,234
400	M	Gray Television, Inc., 7.5%, 10/1/2020			411,000
450	M	Harron Communications, LP, 9.125%, 4/1/2020	(a)		492,750
300	M	Midcontinent Communications Corp., 6.25%, 8/1/2021	(a)		304,500
		Numericable Group SA:
425	M	6%, 5/15/2022	(a)		428,719
200	M	6.25%, 5/15/2024	(a)		199,750
200	M	VTR Finance BV, 6.875%, 1/15/2024	(a)		207,500
					6,208,200
		Media-Diversified-.7%
		Gannett Co, Inc.:
225	M	5.125%, 7/15/2020			226,687
75	M	4.875%, 9/15/2021	(a)		72,750
225	M	6.375%, 10/15/2023	(a)		234,562
175	M	Lamar Media Corp., 5.375%, 1/15/2024	(a)		176,313
					710,312
		Metals/Mining-7.2%
		Alcoa, Inc.:
650	M	6.15%, 8/15/2020			717,293
100	M	5.125%, 10/1/2024			100,324
		Aleris International, Inc.:
100	M	7.625%, 2/15/2018			101,125
550	M	7.875%, 11/1/2020			550,000
		ArcelorMittal:
400	M	6.125%, 6/1/2018			425,000
500	M	10.35%, 6/1/2019			611,875
75	M	6%, 3/1/2021			79,125
250	M	6.75%, 2/25/2022			269,687
		Arch Coal, Inc.:
50	M	7%, 6/15/2019			26,812
325	M	7.25%, 10/1/2020			177,125
325	M	7.25%, 6/15/2021			158,437
		FMG Resources (August 2006) Property, Ltd.:
475	M	6.875%, 2/1/2018	(a)		489,250
175	M	8.25%, 11/1/2019	(a)		181,562
600	M	JMC Steel Group, 8.25%, 3/15/2018	(a)		608,250
150	M	Kaiser Aluminum Corp., 8.25%, 6/1/2020			166,125
		Novelis, Inc.:
725	M	8.375%, 12/15/2017			754,906
175	M	8.75%, 12/15/2020			187,906
		Peabody Energy Corp.:
275	M	6%, 11/15/2018			270,875
550	M	6.5%, 9/15/2020			517,000
100	M	7.875%, 11/1/2026			97,250
		Steel Dynamics, Inc.:
75	M	5.125%, 10/1/2021	(a)		76,125
100	M	6.375%, 8/15/2022			106,125
125	M	5.5%, 10/1/2024	(a)		125,938
250	M	Wise Metals Group, LLC, 8.75%, 12/15/2018	(a)		268,125
					7,066,240
		Real Estate Investment Trusts-.3%
277	M	Taylor Morrison Communities, Inc., 7.75%, 4/15/2020	(a)		297,775
		Retail-General Merchandise-1.6%
325	M	Group 1 Automotive, Inc., 5%, 6/1/2022	(a)		316,063
375	M	Landry's, Inc., 9.375%, 5/1/2020	(a)		398,438
450	M	Limited Brands, Inc., 8.5%, 6/15/2019			533,250
300	M	Party City Holdings, Inc., 8.875%, 8/1/2020			325,500
					1,573,251
		Services-5.9%
		ADT Corp.:
575	M	3.5%, 7/15/2022			498,812
75	M	4.125%, 6/15/2023			66,937
		Aecom Technology Corp.:
125	M	5.75%, 10/15/2022	(a)	(b)	125,781
225	M	5.875%, 10/15/2024	(a)	(b)	227,531
175	M	APX Group, Inc., 6.375%, 12/1/2019			170,187
400	M	Ashtead Capital, Inc., 6.5%, 7/15/2022	(a)		426,000
225	M	CoreLogic, Inc., 7.25%, 6/1/2021			237,375
		Covanta Holding Corp.:
125	M	7.25%, 12/1/2020			133,750
300	M	6.375%, 10/1/2022			318,000
		Geo Group, Inc.:
175	M	5.875%, 1/15/2022			177,625
175	M	5.875%, 10/15/2024			176,312
		Iron Mountain, Inc.:
225	M	7.75%, 10/1/2019			241,313
550	M	5.75%, 8/15/2024			542,438
650	M	Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)		693,875
500	M	LKQ Corp., 4.75%, 5/15/2023			485,000
175	M	Monitronics International, Inc., 9.125%, 4/1/2020			181,125
		PHH Corp.:
275	M	7.375%, 9/1/2019			292,875
175	M	6.375%, 8/15/2021			172,375
375	M	Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019	(a)		393,750
275	M	Safway Group Holding, LLC, 7%, 5/15/2018	(a)		281,188
					5,842,249
		Telecommunications-5.7%
		CenturyLink, Inc.:
100	M	5.625%, 4/1/2020			103,525
525	M	5.8%, 3/15/2022			540,750
175	M	6.75%, 12/1/2023			188,344
		Citizens Communications Co.:
575	M	7.125%, 3/15/2019			623,875
300	M	9%, 8/15/2031			312,750
150	M	Frontier Communications Corp., 8.5%, 4/15/2020			167,250
350	M	GCI, Inc., 8.625%, 11/15/2019			361,812
250	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022	(a)		245,000
		Intelsat Jackson Holdings SA:
450	M	7.25%, 4/1/2019			474,188
150	M	8.5%, 11/1/2019			157,264
250	M	7.25%, 10/15/2020			265,000
		Sprint Capital Corp.:
175	M	6.9%, 5/1/2019			184,844
375	M	6.875%, 11/15/2028			360,000
		Wind Acquisition Finance SA:
275	M	4.75%, 7/15/2020	(a)		264,688
675	M	7.375%, 4/23/2021	(a)		680,063
		Windstream Corp.:
200	M	7.875%, 11/1/2017			222,750
325	M	7.75%, 10/15/2020			343,688
100	M	6.375%, 8/1/2023			96,875
					5,592,666
		Transportation-1.3%
		Aircastle, Ltd.:
75	M	4.625%, 12/15/2018			75,187
775	M	6.25%, 12/1/2019			819,562
125	M	American Airlines Group, Inc., 5.5%, 10/1/2019	(a)		123,750
275	M	Fly Leasing, Ltd., 6.375%, 10/15/2021		(b)	272,937
					1,291,436
		Utilities-1.9%
		AES Corp.:
150	M	8%, 6/1/2020			172,875
275	M	7.375%, 7/1/2021			309,375
200	M	5.5%, 3/15/2024			195,500
128	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			146,586
400	M	InterGen NV, 7%, 6/30/2023	(a)		387,000
200	M	NRG Energy, Inc., 6.25%, 5/1/2024	(a)		201,500
398	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		429,840
					1,842,676
		Waste Management-.3%
275	M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020			288,062

		Wireless Communications-2.7%
325	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020			335,156
100	M	Qualitytech, LP, 5.875%, 8/1/2022	(a)		98,250
		Sprint Nextel Corp.:
100	M	9.125%, 3/1/2017			113,000
175	M	8.375%, 8/15/2017			196,219
525	M	7%, 8/15/2020			549,938
275	M	6%, 11/15/2022			267,781
250	M	Telemar Norte Leste SA, 5.5%, 10/23/2020	(a)		245,325
		T-Mobile USA, Inc.:
450	M	6.25%, 4/1/2021			456,188
450	M	6.625%, 4/1/2023			462,375
					2,724,232
Total Value of Corporate Bonds (cost $87,072,890)					87,257,382
		LOAN PARTICIPATIONS+-6.6%
		Automotive-.2%
224	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021			221,772
		Chemicals-.4%
354	M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020			349,077
		Energy-.9%
495	M	Drillships Financing Holding, Inc., 6%, 3/31/2021			475,664
125	M	Fieldwood Energy, LLC, 8.375%, 9/30/2020			126,458
300	M	Jonah Energy, LLC, 7.5%, 5/12/2021			297,750
					899,872
		Financial Services-.4%
399		Ocwen Loan Servicing Corp., 5%, 2/15/2018			393,938
		Food/Drug-1.3%
495	M	Albertson's, LLC, 4.75%, 3/21/2019			493,366
430	M	Rite Aid Corp., 4.875%, 6/21/2021			430,717
335	M	Supervalu, Inc., 4.5%, 3/21/2019			330,401
					1,254,484
		Gaming/Leisure-.2%
222	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020			218,207
		Information Technology-.7%
234	M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020			231,177
499	M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021			494,542
					725,719
		Manufacturing-.5%
460	M	Gardner Denver, Inc., 4.25%, 7/30/2020			453,337
		Media-Diversified-.8%
146	M	Kasima, LLC, 3.25%, 5/17/2021			144,223
622	M	Tribune Co., 4%, 12/27/2020			616,105
					760,328
		Metals/Mining-.5%
367	M	Arch Coal, Inc., 6.25%, 5/16/2018			335,108
170	M	Oxbow Carbon, LLC, 8%, 1/19/2020			172,019
					507,127
		Retail-General Merchandise-.4%
500	M	Men's Wearhouse, Inc., 4.5%, 6/18/2021			499,167
		Services-.3%
110	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021			109,223
84	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020			82,971
125	M	Doosan Infrascore International, Inc., 4.5%, 5/28/2021			124,688
					316,882
Total Value of Loan Participations (cost $6,660,566)					6,599,910
		PASS THROUGH CERTIFICATES-.4%
		Transportation
375	M	American Airlines 13-2 B PTT, 5.6%, 7/15/2020 (cost $382,821)	(a)		386,574
Total Value of Investments (cost $94,116,277)		95.4%			94,243,866
Other Assets, Less Liabilities		4.6			4,505,791
Net Assets		100.0%			$ 98,749,657

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2014, the
Fund held one hundred twelve 144A securities with an aggregate value of
$33,164,313 representing 33.6% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2014.

Summary of Abbreviations:
	PTT	Pass Through Trust

At September 30, 2014, the cost of investments for federal income tax purposes was $94,118,027. Accumulated net unrealized appreciation on investments was $125,839, consisting of $1,620,759 gross unrealized appreciation and $1,494,920 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$87,257,382	$-	$87,257,382
Loan Participations	-	6,599,910	-	6,599,910
Pass Through Certificates	-	386,574	-	386,574
Total Investments in Securities*	$-	$94,243,866	$-	$94,243,866

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and pass through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in
	Corporate Bonds	Common Stocks	Total
Balance, December 31, 2013	$-	$-	$-
Purchases	-	-	-
Sales	-	-	-
Change in unrealized
appreciation	613,500	97,360	710,860
Realized loss	(613,500)	(97,360)	(710,860)
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance, September 30, 2014	$-	$-	$-

Portfolio of Investments (unaudited)
GOVERNMENT FUND
September 30, 2014

Principal
Amount		Security			Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-52.7%
		Fannie Mae-32.4%
$1,214	M	2.5%, 9/1/2023 - 11/1/2023			$ 1,241,896
1,373	M	3%, 7/1/2021 - 10/1/2027			1,422,504
2,054	M	3.5%, 11/1/2028 - 5/1/2044			2,120,901
3,256	M	4%, 3/1/2029 - 10/14/2044	(a)		3,445,657
485	M	4.5%, 11/1/2040 - 8/1/2041			525,102
228	M	5%, 4/1/2040			253,376
579	M	5.5%, 7/1/2034 - 10/1/2039			649,946
175	M	9%, 11/1/2026			204,257
22	M	11%, 10/1/2015			22,466
					9,886,105
		Freddie Mac-4.1%
552	M	3.5%, 11/1/2042 - 8/1/2044	(a)		564,348
656	M	4%, 11/1/2040 - 12/1/2040			697,287
					1,261,635
		Government National Mortgage Association I Program-16.2%
839	M	4%, 11/15/2025 - 8/15/2041			896,058
1,557	M	4.5%, 12/15/2039 - 6/15/2040			1,705,792
1,513	M	5%, 6/15/2033 - 4/15/2040			1,683,696
395	M	5.5%, 2/15/2033 - 11/15/2038			442,460
186	M	6%, 11/15/2032 - 4/15/2036			214,633
					4,942,639
Total Value of Residential Mortgage-Backed Securities (cost $15,812,083)					16,090,379
		U.S. GOVERNMENT AGENCY OBLIGATIONS-29.1%
		Fannie Mae:
1,200	M	0.875%, 8/28/2017			1,192,445
500	M	0.875%, 5/21/2018			489,856
2,450	M	1.625%, 11/27/2018			2,445,918
260	M	2.625%, 9/6/2024			256,311
		Federal Farm Credit Bank:
1,000	M	4.875%, 1/17/2017			1,092,722
300	M	2.79%, 11/12/2020			300,539
1,250	M	Federal Home Loan Bank, 5.375%, 5/18/2016			1,349,194
		Freddie Mac:
800	M	0.875%, 3/7/2018			786,642
1,000	M	1.25%, 8/1/2019			971,182
Total Value of U.S. Government Agency Obligations (cost $9,126,711)					8,884,809
		U.S. GOVERNMENT OBLIGATIONS-7.4%
279	M	FDA Queens, LP, 6.99%, 6/15/2017		(b)	298,902
		U.S. Treasury Notes:
400	M	1.5%, 5/31/2019			395,875
300	M	2.25%, 7/31/2021			301,067
1,280	M	2.375%, 8/15/2024			1,265,300
Total Value of U.S. Government Obligations (cost $2,300,026)					2,261,144
		COMMERCIAL MORTGAGE-BACKED SECURITIES-3.3%
		Fannie Mae-1.7%
500	M	3.84%, 5/1/2018			534,438
		Federal Home Loan Mortgage Corporation-1.6%
500	M	Multi Family Structured Pass Through 2.13%, 1/25/2019			504,181
Total Value of Commercial Mortgage-Backed Securities (cost $1,060,078)					1,038,619
		COLLATERALIZED MORTGAGE OBLIGATIONS-2.1%
590	M	Fannie Mae 4%, 2/25/2025 (cost $636,257)			636,929
		CORPORATE BONDS-1.4%
		Financials
437	M	Excalibur One 77B, LLC, 1.492%, 1/1/2025 (cost $434,845)			417,599
Total Value of Investments (cost $29,370,000)		96.0%			29,329,479
Other Assets, Less Liabilities		4.0			1,208,525
Net Assets		100.0%			$ 30,538,004

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2014, the
Fund held one 144A security with a value of $298,902 representing 1.0%
of the Fund's net assets.

At September 30, 2014, the cost of investments for federal income tax purposes was $29,370,000. Accumulated net unrealized depreciation on investments was $40,521, consisting of $350,301 gross unrealized appreciation and $390,822 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$16,090,379	$-	$16,090,379
U.S. Government Agency
Obligations	-	8,884,809	-	8,884,809
U.S. Government Obligations	-	2,261,144	-	2,261,144
Commercial
Mortgage-Backed Securities	-	1,038,619	-	1,038,619
Collateralized Mortgage
Obligations	-	636,929	-	636,929
Corporate Bonds	-	417,599	-	417,599
Total Investments in Securities	$-	$29,329,479	$-	$29,329,479

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
September 30, 2014

Shares		Security	Value
		COMMON STOCKS-99.8%
		Consumer Discretionary-14.5%
83,500	*	Belmond, Ltd. - Class 'A'	$ 973,610
68,600		BorgWarner, Inc.	3,609,046
104,900		CBS Corporation - Class 'B'	5,612,150
82,600		Delphi Automotive, PLC	5,066,684
64,700		Extended Stay America, Inc.	1,535,978
135,300		Ford Motor Company	2,001,087
36,400		GNC Holdings, Inc. - Class 'A'	1,410,136
40,700		Harman International Industries, Inc.	3,990,228
48,700		Home Depot, Inc.	4,467,738
73,200	*	Jarden Corporation	4,400,052
85,600		L Brands, Inc.	5,733,488
53,200		Lear Corporation	4,597,012
42,200		Macy's, Inc.	2,455,196
38,000		Magna International, Inc.	3,606,580
17,600		McDonald's Corporation	1,668,656
88,300		Newell Rubbermaid, Inc.	3,038,403
40,900		Penske Automotive Group, Inc.	1,660,131
41,900		Pier 1 Imports, Inc.	498,191
5,700	*	Steiner Leisure, Ltd.	214,263
30,100	*	TRW Automotive Holdings Corporation	3,047,625
47,400		Tupperware Brands Corporation	3,272,496
1,400	*	Vince Holding Corporation	42,364
43,500		Walt Disney Company	3,872,805
37,700		Wyndham Worldwide Corporation	3,063,502
			69,837,421
		Consumer Staples-8.0%
121,800		Altria Group, Inc.	5,595,492
67,500		Avon Products, Inc.	850,500
116,778		Coca-Cola Company	4,981,749
73,000		CVS Health Corporation	5,810,070
37,700		Herbalife, Ltd.	1,649,375
86,300		Nu Skin Enterprises, Inc. - Class 'A'	3,886,089
43,700		PepsiCo, Inc.	4,068,033
74,300		Philip Morris International, Inc.	6,196,620
28,400		Procter & Gamble Company	2,378,216
43,050		Wal-Mart Stores, Inc.	3,292,033
			38,708,177
		Energy-9.9%
37,800		Anadarko Petroleum Corporation	3,834,432
39,000		Chevron Corporation	4,653,480
62,100		ConocoPhillips	4,751,892
66,700		Devon Energy Corporation	4,547,606
38,700		Ensco, PLC - Class 'A'	1,598,697
54,000		ExxonMobil Corporation	5,078,700
27,100		Hess Corporation	2,556,072
81,222		Marathon Oil Corporation	3,053,135
45,811		Marathon Petroleum Corporation	3,878,817
43,550		National Oilwell Varco, Inc.	3,314,155
25,300		Noble Corporation, PLC	562,166
27,200		Occidental Petroleum Corporation	2,615,280
31,050		Phillips 66	2,524,676
13,100		Schlumberger, Ltd.	1,332,139
96,907		Suncor Energy, Inc.	3,503,188
			47,804,435
		Financials-9.2%
61,906		American Express Company	5,419,251
37,700		Ameriprise Financial, Inc.	4,651,426
144,100		Brixmor Property Group, Inc. (REIT)	3,207,666
8,300	*	Citizens Financial Group, Inc.	194,386
73,943		Discover Financial Services	4,761,190
27,100		Financial Select Sector SPDR Fund (ETF)	627,907
50,600	*	Health Insurance Innovations, Inc. - Class 'A'	545,974
22,900		Invesco, Ltd.	904,092
106,788		JPMorgan Chase & Company	6,432,909
27,000		Morgan Stanley	933,390
44,600		PNC Financial Services Group, Inc.	3,816,868
27,000		SPDR S&P Regional Banking (ETF)	1,022,220
145,379		Sunstone Hotel Investors, Inc. (REIT)	2,009,138
96,100		U.S. Bancorp	4,019,863
106,800		Urstadt Biddle Properties, Inc. - Class 'A' (REIT)	2,168,040
63,967		Wells Fargo & Company	3,317,968
			44,032,288
		Health Care-18.4%
107,800		Abbott Laboratories	4,483,402
100,100		AbbVie, Inc.	5,781,776
40,700	*	Actavis, PLC	9,820,096
47,530		Baxter International, Inc.	3,411,228
19,500		Covidien, PLC	1,686,945
53,822	*	Express Scripts Holding Company	3,801,448
140,400	*	Gilead Sciences, Inc.	14,945,580
73,075		Johnson & Johnson	7,789,064
2,612	*	Mallinckrodt, PLC	235,472
19,300		McKesson Corporation	3,757,131
88,143		Merck & Company, Inc.	5,225,117
88,700	*	Mylan, Inc.	4,034,963
50,600		Omnicare, Inc.	3,150,356
224,393		Pfizer, Inc.	6,635,301
45,900		Phibro Animal Health Corporation - Class 'A'	1,028,619
21,400	*	Salix Pharmaceuticals, Ltd.	3,343,536
69,943		Thermo Fisher Scientific, Inc.	8,512,063
28,072		Zoetis, Inc.	1,037,260
			88,679,357
		Industrials-12.2%
47,094		3M Company	6,672,278
121,600		ADT Corporation	4,311,936
67,800		Altra Industrial Motion Corporation	1,977,048
24,400	*	Armstrong World Industries, Inc.	1,366,400
20,700		Caterpillar, Inc.	2,049,921
24,100		Dover Corporation	1,935,953
69,000	*	Generac Holdings, Inc.	2,797,260
104,196		General Electric Company	2,669,502
43,500		Greenbrier Companies, Inc.	3,192,030
56,900		Honeywell International, Inc.	5,298,528
57,800		ITT Corporation	2,597,532
5,600		Lockheed Martin Corporation	1,023,568
39,000		Ryder System, Inc.	3,508,830
24,300		Snap-On, Inc.	2,942,244
52,000	*	TAL International Group, Inc.	2,145,000
29,800		Textainer Group Holdings, Ltd.	927,376
90,400		Textron, Inc.	3,253,496
74,000		Tyco International, Ltd.	3,298,180
18,700	*	United Rentals, Inc.	2,077,570
41,600		United Technologies Corporation	4,392,960
			58,437,612
		Information Technology-20.3%
800	*	Alibaba Group Holding, Ltd. (ADR)	71,080
94,850		Apple, Inc.	9,556,137
90,100	*	ARRIS Group, Inc.	2,554,786
60,100		Avago Technologies, Ltd.	5,228,700
54,400	*	Blackhawk Network Holdings, Inc.	1,762,560
108,525		CDW Corporation	3,369,701
234,900		Cisco Systems, Inc.	5,912,433
26,900	*	eBay, Inc.	1,523,347
229,900		EMC Corporation	6,726,874
128,500		Hewlett-Packard Company	4,557,895
157,000		Intel Corporation	5,466,740
41,000		International Business Machines Corporation	7,783,030
73,900		Intersil Corporation - Class 'A'	1,050,119
134,600		Juniper Networks, Inc.	2,981,390
169,700		Mentor Graphics Corporation	3,478,002
102,000		Methode Electronics, Inc.	3,760,740
168,100		Microsoft Corporation	7,793,116
63,400	*	NXP Semiconductors NV	4,338,462
94,100		Oracle Corporation	3,602,148
40,300	*	PTC, Inc.	1,487,070
75,888		QUALCOMM, Inc.	5,674,146
123,160		Symantec Corporation	2,895,492
24,400	*	Synaptics, Inc.	1,786,080
61,100		TE Connectivity, Ltd.	3,378,219
20,400	*	Yahoo!, Inc.	831,300
			97,569,567
		Materials-4.5%
26,900		Celanese Corporation - Series 'A'	1,574,188
59,400		Cytec Industries, Inc.	2,809,026
115,840		Freeport-McMoRan Copper & Gold, Inc.	3,782,176
53,700		International Paper Company	2,563,638
63,200		LyondellBasell Industries NV - Class 'A'	6,867,312
10,900		Praxair, Inc.	1,406,100
36,350		RPM International, Inc.	1,664,103
74,500	*	Trinseo SA	1,171,885
			21,838,428
		Telecommunication Services-2.1%
128,300		AT&T, Inc.	4,521,292
114,400		Verizon Communications, Inc.	5,718,856
			10,240,148
		Utilities-.7%
50,700	*	Dynegy, Inc.	1,463,202
40,800		NiSource, Inc.	1,671,984
			3,135,186
Total Value of Common Stocks (cost $278,561,455)		99.8%	480,282,619
Other Assets, Less Liabilities		.2	986,181
Net Assets		100.0%	$ 481,268,800

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2014, the cost of investments for federal income tax purposes was $279,919,386. Accumulated net unrealized appreciation on investments was $200,363,233, consisting of $204,803,701 gross unrealized appreciation and $4,440,468 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$480,282,619	$-	$-	$480,282,619

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2014. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
September 30, 2014

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-96.3%
			United Kingdom-18.4%
134,210			British American Tobacco, PLC	$ 7,575,897
112,843			Diageo, PLC	3,265,377
139,159			Domino's Pizza Group, PLC	1,281,386
75,694			Fresnillo, PLC	932,600
78,491		*	Persimmon, PLC	1,697,447
59,667			Reckitt Benckiser Group, PLC	5,174,977
107,856		*	Rolls-Royce Holdings, PLC	1,686,425
46,300			SABMiller, PLC	2,573,015
				24,187,124
			Switzerland-14.7%
411			Chocoladefabriken Lindt & Spruengli AG	2,052,204
21,312			Compagnie Financiere Richemont SA	1,747,562
25,221			DKSH Holding, Ltd.	1,880,687
76,139			Nestle SA - Registered	5,597,870
18,264			Roche Holding AG - Genusscheine	5,411,343
1,277			SGS SA - Registered	2,647,553
				19,337,219
			India-12.0%
347,035			HDFC Bank, Ltd.	4,903,499
84,058			Hindustan Unilever, Ltd.	1,015,338
360,138			Housing Development Finance Corporation	6,153,426
618,690			ITC, Ltd.	3,708,534
				15,780,797
			France-8.0%
12,800			Air Liquide SA	1,561,496
102,237			Bureau Veritas SA	2,259,492
20,866			Essilor International SA	2,291,646
4,622			Hermes International	1,382,320
11,069			L'Oreal SA	1,757,650
11,137			Pernod Ricard SA	1,261,127
				10,513,731
			Canada-7.4%
48,185			Alimentation Couche-Tard - Class 'B'	1,540,557
42,500			Bank of Nova Scotia	2,634,312
60,585			Enbridge, Inc.	2,907,408
50,071			Goldcorp, Inc.	1,155,950
26,672			Shaw Communications, Inc. - Class 'B'	654,419
41,161			Silver Wheaton Corporation	822,078
				9,714,724
			United States-7.0%
77,793			Philip Morris International, Inc.	6,487,936
2,346		*	Priceline.com, Inc.	2,718,029
				9,205,965
			Netherlands-6.6%
21,385			Core Laboratories NV	3,129,695
137,356			Unilever NV - CVA	5,470,920
				8,600,615
			Hong Kong-4.2%
100,251			Cheung Kong Infrastructure Holdings, Ltd.	703,620
192,680			Galaxy Entertainment Group, Ltd.	1,119,093
297,986			Link REIT (REIT)	1,717,283
388,991			Sands China, Ltd.	2,028,839
				5,568,835
			Denmark-3.3%
91,135			Novo Nordisk A/S - Series 'B'	4,361,340
			Australia-3.3%
36,794			CSL, Ltd.	2,388,025
44,882			Ramsay Health Care, Ltd.	1,967,237
				4,355,262
			China-3.0%
1,208		*	Alibaba Group Holding, Ltd. (ADR)	107,331
10,165		*	Baidu.com, Inc. (ADR)	2,218,308
107,165			Tencent Holdings, Ltd.	1,593,998
				3,919,637
			Brazil-2.5%
91,296			Cielo SA	1,484,454
131,757			Itau Unibanco Holding SA (ADR)	1,828,787
				3,313,241
			Spain-1.5%
46,381			Grifols SA	1,900,683
			Japan-1.3%
14,900			Daito Trust Construction Company, Ltd.	1,759,693
			South Africa-1.2%
14,126			Naspers, Ltd.	1,556,601
			Ireland-1.0%
18,453			Paddy Power, PLC	1,332,674
			Mexico-.9%
463,259			Wal-Mart de Mexico SAB de CV	1,165,887
Total Value of Common Stocks (cost $92,674,732)				126,574,028
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.9%
$2,500	M		Federal Home Loan Bank, 0.015%, 11/21/2014 (cost $2,499,947)	2,499,947
Total Value of Investments (cost $95,174,679)			98.2%	129,073,975
Other Assets, Less Liabilities			1.8	2,424,135
Net Assets			100.0%	$ 131,498,110

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At September 30, 2014, the cost of investments for federal income tax purposes was $95,678,454. Accumulated net unrealized appreciation on investments was $33,395,521, consisting of $35,934,674 gross unrealized appreciation and $2,539,153 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$24,187,124	$-	$-	$24,187,124
Switzerland	19,337,219	-	-	19,337,219
India	15,780,797	-	-	15,780,797
France	10,513,731	-	-	10,513,731
Canada	9,714,724	-	-	9,714,724
United States	9,205,965	-	-	9,205,965
Netherlands	8,600,615	-	-	8,600,615
Hong Kong	5,568,835	-	-	5,568,835
Denmark	4,361,340	-	-	4,361,340
Australia	4,355,262	-	-	4,355,262
China	3,919,637	-	-	3,919,637
Brazil	3,313,241	-	-	3,313,241
Spain	1,900,683	-	-	1,900,683
Japan	1,759,693	-	-	1,759,693
South Africa	1,556,601	-	-	1,556,601
Ireland	1,332,674	-	-	1,332,674
Mexico	1,165,887	-	-	1,165,887
Short-Term U.S. Government
Agency Obligations	-	2,499,947	-	2,499,947
Total Investments in Securities	$126,574,028	$2,499,947	$-	$129,073,975

Transfers between Level 1 and Level 2 securities as of September 30, 2014 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an offical close price the mean price used (Level 2 securities). Transfers from Level
2 to Level 1 as of September 30, 2014 were $32,212,707. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Common Stocks
Balance, December 31, 2013	$18,264
Purchases	-
Sales	(18,133)
Change in unrealized
depreciation	(18,264)
Realized gain	18,133
Transfer into Level 3	-
Transfer out of Level 3	-
Balance, September 30, 2014	$-

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
September 30, 2014

Principal
Amount		Security		Value
		CORPORATE BONDS-97.2%
		Agriculture-.6%
$340	M	Cargill, Inc., 6%, 11/27/2017	(a)	$ 384,326
		Automotive-1.2%
200	M	Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	207,098
500	M	Johnson Controls, Inc., 5%, 3/30/2020		553,060
				760,158
		Chemicals-2.5%
450	M	CF Industries, Inc., 3.45%, 6/1/2023		441,949
500	M	Dow Chemical Co., 4.25%, 11/15/2020		534,160
500	M	LyondellBasell Industries NV, 6%, 11/15/2021		583,853
				1,559,962
		Consumer Durables-.5%
265	M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020		284,468
		Energy-9.9%
575	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	695,967
500	M	Continental Resources, Inc., 5%, 9/15/2022		528,125
400	M	DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	512,684
400	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017		408,453
500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		528,528
500	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		478,605
500	M	Nabors Industries, Inc., 6.15%, 2/15/2018		564,711
400	M	ONEOK Partners, LP, 3.375%, 10/1/2022		390,727
500	M	Petrobras International Finance Co., 5.375%, 1/27/2021		507,910
400	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		452,440
466	M	Valero Energy Corp., 9.375%, 3/15/2019		599,817
400	M	Weatherford International, Inc., 6.35%, 6/15/2017		448,820
				6,116,787
		Financial Services-17.5%
250	M	Aflac, Inc., 8.5%, 5/15/2019		316,722
		American Express Co.:
400	M	7%, 3/19/2018		466,075
200	M	4.05%, 12/3/2042		190,016
		American International Group, Inc.:
300	M	8.25%, 8/15/2018		366,748
300	M	6.4%, 12/15/2020		357,383
500	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		567,015
600	M	Assured Guaranty US Holding, Inc., 5%, 7/1/2024		606,971
400	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		412,227
200	M	BlackRock, Inc., 5%, 12/10/2019		226,273
400	M	CoBank ACB, 7.875%, 4/16/2018	(a)	473,945
300	M	Compass Bank, 6.4%, 10/1/2017		330,594
		ERAC USA Finance, LLC:
500	M	4.5%, 8/16/2021	(a)	542,262
500	M	7%, 10/15/2037	(a)	662,524
600	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		750,737
		General Electric Capital Corp.:
1,000	M	5.3%, 2/11/2021		1,127,968
900	M	6.75%, 3/15/2032		1,189,928
300	M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019	(a)	300,237
		Harley-Davidson Funding Corp.:
200	M	5.75%, 12/15/2014	(a)	202,130
200	M	6.8%, 6/15/2018	(a)	233,725
400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	431,320
600	M	Protective Life Corp., 7.375%, 10/15/2019		734,512
300	M	Prudential Financial, Inc., 7.375%, 6/15/2019		365,732
				10,855,044
		Financials-20.8%
		Bank of America Corp.:
350	M	5.65%, 5/1/2018		389,623
625	M	5%, 5/13/2021		687,322
475	M	5.875%, 2/7/2042		571,251
		Barclays Bank, PLC:
400	M	5.125%, 1/8/2020		449,358
600	M	3.75%, 5/15/2024		597,450
		Citigroup, Inc.:
1,250	M	6.125%, 11/21/2017		1,411,150
200	M	4.5%, 1/14/2022		214,771
400	M	Deutsche Bank AG London, 3.7%, 5/30/2024		397,327
		Goldman Sachs Group, Inc.:
200	M	5.375%, 3/15/2020		222,833
600	M	5.75%, 1/24/2022		682,925
300	M	3.625%, 1/22/2023		298,333
500	M	6.125%, 2/15/2033		600,146
		JPMorgan Chase & Co.:
900	M	6%, 1/15/2018		1,013,425
400	M	4.5%, 1/24/2022		429,240
		Morgan Stanley:
500	M	5.95%, 12/28/2017		560,423
600	M	6.625%, 4/1/2018		687,678
850	M	5.5%, 7/28/2021		958,737
600	M	SunTrust Banks, Inc., 6%, 9/11/2017		674,314
400	M	UBS AG, 4.875%, 8/4/2020		445,849
400	M	U.S. Bancorp, 3.6%, 9/11/2024		396,108
		Wells Fargo & Co.:
300	M	4.6%, 4/1/2021		329,009
900	M	3.45%, 2/13/2023		885,330
				12,902,602
		Food/Beverage/Tobacco-8.2%
500	M	Altria Group, Inc., 9.7%, 11/10/2018		644,669
500	M	Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044		508,524
		Anheuser-Busch InBev Worldwide, Inc.:
200	M	6.875%, 11/15/2019		240,252
500	M	5.375%, 1/15/2020		564,750
550	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		684,403
700	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		814,906
300	M	Ingredion, Inc., 4.625%, 11/1/2020		321,785
400	M	Philip Morris International, Inc., 5.65%, 5/16/2018		452,754
		SABMiller Holdings, Inc.:
400	M	3.75%, 1/15/2022	(a)	408,359
400	M	4.95%, 1/15/2042	(a)	417,835
				5,058,237
		Forest Products/Container-.9%
500	M	Rock-Tenn Co., 4.9%, 3/1/2022		536,796
		Health Care-4.3%
400	M	Biogen IDEC, Inc., 6.875%, 3/1/2018		464,576
		Express Scripts Holding Co.:
450	M	4.75%, 11/15/2021		492,182
200	M	3.5%, 6/15/2024		196,231
400	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		405,238
400	M	Mylan, Inc., 3.125%, 1/15/2023	(a)	382,800
400	M	Novartis Capital Corp., 4.4%, 5/6/2044		417,695
200	M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019		224,833
58	M	Roche Holdings, Inc., 6%, 3/1/2019	(a)	67,283
				2,650,838
		Information Technology-1.3%
400	M	Harris Corp., 4.4%, 12/15/2020		425,941
400	M	Symantec Corp., 3.95%, 6/15/2022		405,472
				831,413
		Manufacturing-3.1%
750	M	CRH America, Inc., 8.125%, 7/15/2018		906,232
400	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		468,876
500	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		569,737
				1,944,845
		Media-Broadcasting-4.4%
200	M	ABC, Inc., 8.75%, 8/15/2021		267,012
400	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	509,355
350	M	CBS Corp., 3.375%, 3/1/2022		351,048
500	M	Comcast Corp., 4.25%, 1/15/2033		507,675
400	M	DirecTV Holdings, LLC, 3.8%, 3/15/2022		407,204
200	M	Sirius XM Radio, Inc., 5.25%, 8/15/2022	(a)	209,500
400	M	Time Warner Cable, Inc., 5%, 2/1/2020		445,023
				2,696,817
		Media-Diversified-1.1%
		McGraw-Hill Financial, Inc.:
400	M	5.9%, 11/15/2017		439,686
200	M	6.55%, 11/15/2037		208,541
				648,227
		Metals/Mining-4.9%
500	M	Alcoa, Inc., 6.15%, 8/15/2020		551,762
400	M	ArcelorMittal, 6.125%, 6/1/2018		425,000
400	M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)	426,306
500	M	Newmont Mining Corp., 5.125%, 10/1/2019		543,551
500	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		519,487
500	M	Vale Overseas, Ltd., 5.625%, 9/15/2019		560,837
				3,026,943
		Real Estate Investment Trusts-4.3%
400	M	Boston Properties, LP, 5.875%, 10/15/2019		461,319
450	M	Digital Realty Trust, LP, 5.25%, 3/15/2021		489,077
400	M	HCP, Inc., 5.375%, 2/1/2021		446,938
		ProLogis, LP:
300	M	4.5%, 8/15/2017		321,557
200	M	3.35%, 2/1/2021		199,859
300	M	Simon Property Group, LP, 3.375%, 10/1/2024		297,280
400	M	Ventas Realty, LP, 4.75%, 6/1/2021		436,096
				2,652,126
		Retail-General Merchandise-2.1%
600	M	GAP, Inc., 5.95%, 4/12/2021		683,293
200	M	Home Depot, Inc., 5.875%, 12/16/2036		247,084
400	M	Lowe's Cos., Inc., 4.25%, 9/15/2044		391,413
				1,321,790
		Telecommunications-1.5%
400	M	AT&T, Inc., 6.5%, 9/1/2037		487,560
400	M	Verizon Communications, Inc., 5.15%, 9/15/2023		443,269
				930,829
		Transportation-2.8%
400	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		440,816
400	M	Con-way, Inc., 7.25%, 1/15/2018		460,631
440	M	GATX Corp., 4.75%, 6/15/2022		476,426
300	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	322,917
				1,700,790
		Utilities-5.3%
300	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	339,057
200	M	Electricite de France SA, 6.5%, 1/26/2019	(a)	234,710
400	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		444,004
		Great River Energy Co.:
66	M	5.829%, 7/1/2017	(a)	71,354
280	M	4.478%, 7/1/2030	(a)	296,663
600	M	National Fuel Gas Co., 8.75%, 5/1/2019		746,258
100	M	Northern States Power Co., 4.125%, 5/15/2044		100,952
450	M	Ohio Power Co., 5.375%, 10/1/2021		522,126
400	M	Sempra Energy, 9.8%, 2/15/2019		521,743
				3,276,867
Total Value of Corporate Bonds (cost $58,525,308)		97.2%		60,139,865
Other Assets, Less Liabilities		2.8		1,763,144
Net Assets		100.0%		$ 61,903,009

Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2014, the Fund held twenty-three 144A securities with an aggregate value of
$8,332,357 representing 13.5% of the Fund's net assets.

At September 30, 2014, the cost of investments for federal income tax purposes was $58,525,996. Accumulated net unrealized appreciation on investments was $1,613,869, consisting of $1,954,925 gross unrealized appreciation and $341,056 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$60,139,865	$-	$60,139,865

*The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
September 30, 2014

Shares or
Principal
Amount		Security	Value
		EXCHANGE TRADED FUNDS-39.5%
		Short-Term Corporate Bond Fund
6,900		Vanguard Short-Term Corporate Bond ETF (cost $553,917)	$ 551,103
		U.S. GOVERNMENT OBLIGATIONS-19.7%
		U.S. Treasury Notes:
$150	M	0.5%, 6/15/2016	150,155
125	M	0.875%, 5/15/2017	124,849
Total Value of U.S. Government Obligations (cost $275,491)			275,004
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-19.5%
		Fannie Mae
20	M	2.5%, 1/1/2023	20,698
241	M	3%, 11/1/2021 - 5/1/2023	250,688
Total Value of Residential Mortgage-Backed Securities (cost $271,925)			271,386
		U.S. GOVERNMENT AGENCY OBLIGATIONS-16.6%
75	M	Federal Farm Credit Bank, 5.125%, 8/25/2016	81,370
100	M	Federal Home Loan Bank, 0.875%, 5/24/2017	99,801
50	M	Freddie Mac, 1.75%, 5/30/2019	49,882
Total Value of U.S. Government Agency Obligations (cost $231,794)			231,053
Total Value of Investments (cost $1,333,127)		95.3%	1,328,546
Other Assets, Less Liabilities		4.7	65,108
Net Assets		100.0%	$ 1,393,654

Summary of Abbreviations:
ETF	Exchange Traded Fund

At September 30, 2014, the cost of investments for federal income tax purposes was $1,333,127. Accumulated net unrealized depreciation on investments was
$4,581, consisting entirely of unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds
Short-Term Corporate Bond Fund	$551,103	$-	$-	$551,103
U.S. Government Obligations	-	275,004	-	275,004
Residential
Mortgage-Backed Securities	-	271,386	-	271,386
U.S. Government Agency
Obligations	-	231,053	-	231,053
Total Investments in Securities	$551,103	$777,443	$-	$1,328,546

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2014. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
September 30, 2014

Shares		Security	Value
		COMMON STOCKS-96.3%
		Consumer Discretionary-18.5%
11,300	*	Belmond, Ltd. - Class 'A'	$ 131,758
3,825		BorgWarner, Inc.	201,233
150	*	Container Store Group, Inc.	3,266
6,150		CST Brands, Inc.	221,093
6,000		Delphi Automotive, PLC	368,040
50	*	El Pollo Loco Holdings, Inc.	1,795
7,725		Extended Stay America, Inc.	183,392
1,475		GNC Holdings, Inc. - Class 'A'	57,142
2,585		Harman International Industries, Inc.	253,433
4,350	*	Jarden Corporation	261,479
4,250		L Brands, Inc.	284,665
2,950		Lear Corporation	254,910
4,750		Newell Rubbermaid, Inc.	163,448
1,225		Nordstrom, Inc.	83,753
3,875		Penske Automotive Group, Inc.	157,286
100	*	Performance Sports Group, Ltd.	1,607
2,850		Pier 1 Imports, Inc.	33,887
600		Ralph Lauren Corporation	98,838
10,550		Ruth's Hospitality Group, Inc.	116,472
7,150	*	ServiceMaster Global Holdings, Inc.	173,030
3,475	*	TRW Automotive Holdings Corporation	351,844
3,100		Tupperware Brands Corporation	214,024
100	*	Vince Holding Corporation	3,026
7,750	*	William Lyon Homes - Class 'A'	171,275
8,650	*	Winnebago Industries, Inc.	188,310
1,575		Wyndham Worldwide Corporation	127,985
			4,106,991
		Consumer Staples-2.7%
3,875		Avon Products, Inc.	48,825
2,000		Herbalife, Ltd.	87,500
500		McCormick & Company, Inc.	33,450
5,500		Nu Skin Enterprises, Inc. - Class 'A'	247,665
4,300		Pinnacle Foods, Inc.	140,395
200	*	Smart & Final Stores, Inc.	2,886
1,766		Tootsie Roll Industries, Inc.	49,430
			610,151
		Energy-7.3%
725	*	Dril-Quip, Inc.	64,815
2,075		Ensco, PLC - Class 'A'	85,718
2,000		EOG Resources, Inc.	198,040
2,325		EQT Corporation	212,830
8,300	*	Helix Energy Solutions Group, Inc.	183,098
2,200		Hess Corporation	207,504
3,600		National Oilwell Varco, Inc.	273,960
1,075		Noble Corporation, PLC	23,887
50	*	Parsley Energy, Inc. - Class 'A'	1,067
8,300	*	RSP Permian, Inc.	212,148
9,675		Talisman Energy, Inc.	83,689
3,225	*	Weatherford International, PLC	67,080
			1,613,836
		Financials-11.4%
1,475		Ameriprise Financial, Inc.	181,986
5,650		Berkshire Hills Bancorp, Inc.	132,718
7,950		Brixmor Property Group, Inc. (REIT)	176,967
400	*	Citizens Financial Group, Inc.	9,368
2,700		City National Corporation	204,309
5,300		Discover Financial Services	341,267
3,875		Douglas Emmett, Inc. (REIT)	99,471
1,125		Federal Realty Investment Trust (REIT)	133,268
2,325		Financial Select Sector SPDR Fund (ETF)	53,870
4,400	*	Health Insurance Innovations, Inc. - Class 'A'	47,476
330		Invesco, Ltd.	13,028
3,095		NASDAQ OMX Group, Inc.	131,290
2,500		Oritani Financial Corporation	35,225
6,450		Protective Life Corporation	447,694
3,850	*	Realogy Holdings Corporation	143,220
2,300		SPDR S&P Regional Banking (ETF)	87,078
5,375		Sterling Bancorp	68,746
4,425		Waddell & Reed Financial, Inc. - Class 'A'	228,728
			2,535,709
		Health Care-17.8%
3,584	*	Actavis, PLC	864,748
2,925	*	Centene Corporation	241,927
1,850		DENTSPLY International, Inc.	84,360
4,775	*	Gilead Sciences, Inc.	508,299
5,650	*	Lannett Company, Inc.	258,092
1,975		McKesson Corporation	384,473
3,475		Omnicare, Inc.	216,354
1,350		Perrigo Company, PLC	202,756
4,775		Phibro Animal Health Corporation - Class 'A'	107,008
10,935	*	Prestige Brands Holdings, Inc.	353,966
2,275	*	Salix Pharmaceuticals, Ltd.	355,446
50	*	Surgical Care Affilates, Inc.	1,336
3,225		Thermo Fisher Scientific, Inc.	392,483
			3,971,248
		Industrials-15.4%
4,125		A.O. Smith Corporation	195,030
7,225		ADT Corporation	256,198
6,550	*	Advanced Drainage Systems, Inc.	137,222
4,925		Altra Industrial Motion Corporation	143,613
1,600	*	Armstrong World Industries, Inc.	89,600
1,500		Dover Corporation	120,495
3,025		G&K Services, Inc. - Class 'A'	167,525
4,510	*	Generac Holdings, Inc.	182,835
3,600		Greenbrier Companies, Inc.	264,168
1,475		IDEX Corporation	106,746
5,375		ITT Corporation	241,553
2,075		J.B. Hunt Transport Services, Inc.	153,654
1,000		Roper Industries, Inc.	146,290
3,355		Ryder System, Inc.	301,849
1,875		Snap-On, Inc.	227,025
2,275	*	TAL International Group, Inc.	93,844
1,475		Textainer Group Holdings, Ltd.	45,902
3,325		Textron, Inc.	119,667
4,000	*	United Rentals, Inc.	444,400
			3,437,616
		Information Technology-14.2%
6,125	*	ARRIS Group, Inc.	173,674
3,850		Avago Technologies, Ltd.	334,950
6,400	*	Blackhawk Network Holdings, Inc.	207,360
7,725		CDW Corporation	239,861
2,325	*	Fiserv, Inc.	150,276
6,125		Intersil Corporation - Class 'A'	87,036
7,750		Juniper Networks, Inc.	171,662
10,275		Mentor Graphics Corporation	210,586
8,000		Methode Electronics, Inc.	294,960
3,875		Microchip Technology, Inc.	183,016
15,475	*	ON Semiconductor Corporation	138,346
8,300		Symantec Corporation	195,133
1,850	*	Synaptics, Inc.	135,420
1,900	*	SYNNEX Corporation	122,797
4,100		TE Connectivity, Ltd.	226,689
7,100		Technology Select Sector SPDR Fund (ETF)	283,361
			3,155,127
		Materials-4.9%
3,090		Cytec Industries, Inc.	146,126
6,822		Freeport-McMoRan Copper & Gold, Inc.	222,738
3,100		International Paper Company	147,994
1,000		Praxair, Inc.	129,000
1,375		Sigma-Aldrich Corporation	187,014
7,450	*	Trinseo SA	117,189
1,725		Westlake Chemical Corporation	149,368
			1,099,429
		Telecommunication Services-.2%
4,450		NTELOS Holdings Corporation	47,348
		Utilities-3.9%
2,850		AGL Resources, Inc.	146,319
2,750	*	Dynegy, Inc.	79,365
3,025		NiSource, Inc.	123,964
3,725		Portland General Electric Company	119,647
3,475		SCANA Corporation	172,395
5,125		Wisconsin Energy Corporation	220,375
			862,065
Total Value of Common Stocks (cost $19,167,077)		96.3%	21,439,520
Other Assets, Less Liabilities		3.7	817,762
Net Assets		100.0%	$ 22,257,282

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2014, the cost of investments for federal income tax purposes was $19,173,370. Accumulated net unrealized appreciation on investments was $2,266,150, consisting of $2,865,293 gross unrealized appreciation and $599,143 gross unrealized depreciation.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
September 30, 2014

Shares		Security		Value
		COMMON STOCKS-98.0%
		Consumer Discretionary-18.6%
15,700		BorgWarner, Inc.		$ 825,977
31,630		Gentex Corporation		846,735
14,225		Home Depot, Inc.		1,305,002
1,140	*	Priceline.com, Inc.		1,320,781
13,520		Starbucks Corporation		1,020,219
17,110		TJX Companies, Inc.		1,012,399
12,700		Wyndham Worldwide Corporation		1,032,002
				7,363,115
		Consumer Staples-5.6%
7,440		Kimberly-Clark Corporation		800,321
26,900		Kroger Company		1,398,800
				2,199,121
		Energy-6.3%
4,560		Chevron Corporation		544,099
4,980		ExxonMobil Corporation		468,369
7,520		Helmerich & Payne, Inc.		735,982
15,690		Valero Energy Corporation		725,976
				2,474,426
		Financials-8.5%
15,850		American Express Company		1,387,509
12,000		Comerica, Inc.		598,320
13,290		Discover Financial Services		855,743
5,700		Travelers Companies, Inc.		535,458
				3,377,030
		Health Care-18.5%
7,020	*	Actavis, PLC		1,693,786
15,800	*	Align Technology, Inc.		816,544
4,800		C.R. Bard, Inc.		685,008
11,400	*	Covance, Inc.		897,180
10,900	*	Gilead Sciences, Inc.		1,160,305
5,990		Johnson & Johnson		638,474
7,320		McKesson Corporation		1,424,984
				7,316,281
		Industrials-17.1%
22,360		Alaska Air Group, Inc.		973,554
21,030		AMETEK, Inc.		1,055,916
9,340		Boeing Company		1,189,729
9,720		Rockwell Automation, Inc.		1,068,034
10,100		Union Pacific Corporation		1,095,042
16,990		Wabtec Corporation		1,376,870
				6,759,145
		Information Technology-23.4%
5,630	*	Alliance Data Systems Corporation		1,397,760
15,200		Amdocs, Ltd.		697,376
9,000	*	ANSYS, Inc.		681,030
20,350		Apple, Inc.		2,050,263
38,200		Cisco Systems, Inc.		961,494
10,000		DST Systems, Inc.		839,200
11,200	*	Facebook, Inc. - Class 'A'		885,248
25,010		Hewlett-Packard Company		887,105
8,830		SanDisk Corporation		864,899
				9,264,375
Total Value of Common Stocks (cost $27,948,482)			98.0%	38,753,493
Other Assets, Less Liabilities			2.0	810,627
Net Assets			100.0%	$39,564,120

*	Non-income producing

At September 30, 2014, the cost of investments for federal income tax purposes was
$27,948,418. Accumulated net unrealized appreciation on investments was
$10,805,075, consisting of $11,029,348 gross unrealized appreciation and $224,273 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$38,753,493	$-	$-	$38,753,493

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
September 30, 2014

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-96.8%
			Consumer Discretionary-16.4%
85,650		*	Belmond, Ltd. - Class 'A'		$ 998,679
1,200		*	Container Store Group, Inc.		26,124
93,625			CST Brands, Inc.		3,365,819
84,100			Extended Stay America, Inc.		1,996,534
112,550		*	Fox Factory Holding Corporation		1,744,525
17,925			Hanesbrands, Inc.		1,925,862
17,500			Harman International Industries, Inc.		1,715,700
43,250		*	Jarden Corporation		2,599,758
55,325		*	Live Nation Entertainment, Inc.		1,328,907
39,875			Penske Automotive Group, Inc.		1,618,526
17,400		*	Performance Sports Group, Ltd.		279,618
29,250			Pier 1 Imports, Inc.		347,782
89,100			Regal Entertainment Group - Class 'A'		1,771,308
118,225			Ruth's Hospitality Group, Inc.		1,305,204
85,000		*	ServiceMaster Global Holdings, Inc.		2,057,000
42,275		*	Starz - Class 'A'		1,398,457
28,650			Tupperware Brands Corporation		1,977,996
33,100		*	Visteon Corporation		3,218,975
74,000		*	William Lyon Homes - Class 'A'		1,635,400
81,900		*	Winnebago Industries, Inc.		1,782,963
					33,095,137
			Consumer Staples-1.2%
51,700		*	Inventure Foods, Inc.		670,032
6,975			Nu Skin Enterprises, Inc. - Class 'A'		314,084
45,550			Pinnacle Foods, Inc.		1,487,208
2,000		*	Smart & Final Stores, Inc.		28,860
					2,500,184
			Energy-8.4%
14,750		*	Dril-Quip, Inc.		1,318,650
79,725		*	Helix Energy Solutions Group, Inc.		1,758,733
42,700		*	Kodiak Oil & Gas Corporation		579,439
93,212		*	Matrix Service Company		2,248,273
69,125		*	RSP Permian, Inc.		1,766,835
84,775		*	Stone Energy Corporation		2,658,544
86,375			Western Refining, Inc.		3,626,886
38,825		*	Whiting Petroleum Corporation		3,010,879
					16,968,239
			Financials-18.2%
60,275			American Financial Group, Inc.		3,489,320
36,925			Aspen Insurance Holdings, Ltd.		1,579,282
71,675			Berkshire Hills Bancorp, Inc.		1,683,646
84,700			Brixmor Property Group, Inc. (REIT)		1,885,422
44,200			Brown & Brown, Inc.		1,421,030
26,575			City National Corporation		2,010,930
67,050			Douglas Emmett, Inc. (REIT)		1,721,173
17,625			Federal Realty Investment Trust (REIT)		2,087,858
45,675			Financial Select Sector SPDR Fund (ETF)		1,058,290
1,011			FNF Group		28,045
24,200		*	Green Bancorp, Inc.		415,030
77,500			Montpelier Re Holdings, Ltd.		2,409,475
67,350			OceanFirst Financial Corporation		1,071,538
58,325			Oritani Financial Corporation		821,799
21,900			Prosperity Bancshares, Inc.		1,252,023
63,700			Protective Life Corporation		4,421,417
43,800			SPDR S&P Regional Banking (ETF)		1,658,268
173,175			Sterling Bancorp		2,214,908
121,400		*	Strategic Hotels & Resorts, Inc. (REIT)		1,414,310
80,400			Sunstone Hotel Investors, Inc. (REIT)		1,111,128
101,875			TCF Financial Corporation		1,582,119
24,400			Waddell & Reed Financial, Inc. - Class 'A'		1,261,236
					36,598,247
			Health Care-10.8%
53,525		*	ANI Pharmaceuticals, Inc.		1,513,687
52,875		*	Centene Corporation		4,373,291
58,275		*	Exactech, Inc.		1,333,915
42,125			Health Care Select Sector SPDR Fund (ETF)		2,692,209
70,000		*	Horizon Pharma, PLC		859,600
20,000		*	ICON, PLC		1,144,600
58,100		*	Lannett Company, Inc.		2,654,008
43,975			Omnicare, Inc.		2,737,883
37,100			PerkinElmer, Inc.		1,617,560
59,000			Phibro Animal Health Corporation - Class 'A'		1,322,190
9,325		*	Salix Pharmaceuticals, Ltd.		1,456,938
700		*	Surgical Care Affilates, Inc.		18,711
					21,724,592
			Industrials-17.1%
42,800			A.O. Smith Corporation		2,023,584
51,700		*	Advanced Drainage Systems, Inc.		1,083,115
46,150			Altra Industrial Motion Corporation		1,345,734
19,350			Applied Industrial Technologies, Inc.		883,328
40,775			G&K Services, Inc. - Class 'A'		2,258,119
44,300		*	Generac Holdings, Inc.		1,795,922
22,500			Greenbrier Companies, Inc.		1,651,050
61,000			Industrial Select Sector SPDR Fund (ETF)		3,242,150
60,075			ITT Corporation		2,699,771
73,425			Kforce, Inc.		1,436,927
140,975		*	NCI Building Systems, Inc.		2,734,915
21,000		*	Patrick Industries, Inc.		889,560
4,525			Precision Castparts Corporation		1,071,882
53,275			Ryder System, Inc.		4,793,152
20,050			Snap-On, Inc.		2,427,654
37,900		*	United Rentals, Inc.		4,210,690
					34,547,553
			Information Technology-16.9%
68,625		*	Advanced Energy Industries, Inc.		1,289,464
62,000		*	ARRIS Group, Inc.		1,758,010
73,425			Avnet, Inc.		3,047,138
66,450		*	Blackhawk Network Holdings, Inc.		2,152,980
106,100			CDW Corporation		3,294,405
86,625		*	CommScope Holding Company, Inc.		2,071,204
113,225		*	Entegris, Inc.		1,302,087
12,025			IAC/InterActiveCorp		792,448
66,200			Intersil Corporation - Class 'A'		940,702
48,000		*	JDS Uniphase Corporation		614,400
102,225			Mentor Graphics Corporation		2,095,101
95,475			Methode Electronics, Inc.		3,520,163
20,725			Microchip Technology, Inc.		978,842
53,025		*	Microsemi Corporation		1,347,365
198,425		*	ON Semiconductor Corporation		1,773,920
84,675		*	Orbotech, Ltd.		1,319,236
26,500		*	OSI Systems, Inc.		1,682,220
18,100		*	Synaptics, Inc.		1,324,920
18,700		*	SYNNEX Corporation		1,208,581
26,575		*	Verint Systems, Inc.		1,477,836
					33,991,022
			Materials-4.3%
47,375			AptarGroup, Inc.		2,875,662
20,200			Sensient Technologies Corporation		1,057,470
67,600		*	Trinseo SA		1,063,348
43,200			Westlake Chemical Corporation		3,740,688
					8,737,168
			Telecommunication Services-.5%
86,175			NTELOS Holdings Corporation		916,902
			Utilities-3.0%
25,000			AGL Resources, Inc.		1,283,500
34,500		*	Dynegy, Inc.		995,670
40,100			Portland General Electric Company		1,288,012
25,000			SCANA Corporation		1,240,250
29,000			Wisconsin Energy Corporation		1,247,000
					6,054,432
Total Value of Common Stocks (cost $158,806,686)					195,133,476
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.5%
			Federal Home Loan Bank:
$1,000	M		0.003%, 11/4/2014		999,997
2,500	M		0.015%, 11/21/2014		2,499,947
1,500	M		0.025%, 11/21/2014		1,499,947
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,999,891)					4,999,891
Total Value of Investments (cost $163,806,577)				99.3%	200,133,367
Other Assets, Less Liabilities				.7	1,405,977
Net Assets				100.0%	$ 201,539,344

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2014, the cost of investments for federal income tax purposes was $163,955,477. Accumulated net unrealized appreciation on investments was $36,177,890, consisting of $41,863,390 gross unrealized appreciation and $5,685,500 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$195,133,476	$-	$-	$195,133,476
Short-Term U.S. Government
Agency Obligations	-	4,999,891		4,999,891
Total Investments in Securities*	$195,133,476	$4,999,891	$-	$200,133,367

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
September 30, 2014

Principal			Effective
Amount		Security	Yield	+	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS-75.2%
		Agency For International Development - Israel:
$698	M	9/15/2015	0.41%		$ 695,294
2,134	M	11/15/2015	0.45		2,123,191
		Fannie Mae:
243	M	8/12/2015	0.18		242,617
600	M	9/23/2015	0.21		598,753
2,208	M	11/15/2015	0.27		2,201,433
650	M	Federal Judiciary Office Building, 2/15/2015	0.91		647,801
		Freddie Mac:
550	M	3/15/2015	0.14		549,650
930	M	9/15/2015	0.23		927,987
830	M	9/15/2015	0.23		828,203
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	0.93		208,782
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	0.44		199,667
2,727	M	Resolution Funding Corporation, 10/15/2015	0.33		2,717,745
2,000	M	Tennessee Valley Authority, 11/1/2015	0.52		1,988,728
Total Value of U.S. Government Agency Zero
Coupon Obligations (cost $13,239,205)					13,929,851
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS-23.9%
4,440	M	U.S. Treasury Strips, 11/15/2015 (cost $4,145,854)	0.17		4,431,315
Total Value of Investments (cost $17,385,059)		99.1%			18,361,166
Other Assets, Less Liabilities		.9			173,405
Net Assets		100.0%			$18,534,571

+	The effective yields shown for the zero coupon obligations
are the effective yields at September 30, 2014.

At September 30, 2014, the cost of investments for
federal income tax purposes was $17,389,727.
Accumulated net unrealized appreciation on investments
was $971,439, consisting entirely of unrealized
appreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Zero Coupon Obligations	$-	$13,929,851	$-	$13,929,851
U.S. Government
Zero Coupon Obligations	-	4,431,315	-	4,431,315
Total Investments in Securities	$-	$18,361,166	$-	$18,361,166

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
September 30, 2014

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-58.8%
			Consumer Discretionary-8.4%
2,100		*	Belmond, Ltd. - Class 'A'		$ 24,486
2,000			BorgWarner, Inc.		105,220
3,100			CBS Corporation - Class 'B'		165,850
2,400			Delphi Automotive, PLC		147,216
1,850			Extended Stay America, Inc.		43,919
4,000			Ford Motor Company		59,160
1,300			GNC Holdings, Inc. - Class 'A'		50,362
1,200			Harman International Industries, Inc.		117,648
1,400			Home Depot, Inc.		128,436
2,250		*	Jarden Corporation		135,247
2,500			L Brands, Inc.		167,450
1,500			Lear Corporation		129,615
1,200			Macy's, Inc.		69,816
1,200			Magna International, Inc.		113,892
550			McDonald's Corporation		52,146
2,600			Newell Rubbermaid, Inc.		89,466
1,200			Penske Automotive Group, Inc.		48,708
1,200			Pier 1 Imports, Inc.		14,268
750		*	TRW Automotive Holdings Corporation		75,938
1,450			Tupperware Brands Corporation		100,108
1,300			Walt Disney Company		115,739
1,050			Wyndham Worldwide Corporation		85,323
					2,040,013
			Consumer Staples-4.7%
3,600			Altria Group, Inc.		165,384
1,900			Avon Products, Inc.		23,940
3,200			Coca-Cola Company		136,512
2,150			CVS Health Corporation		171,118
1,050			Herbalife, Ltd.		45,938
2,500			Nu Skin Enterprises, Inc. - Class 'A'		112,575
1,300			PepsiCo, Inc.		121,017
2,200			Philip Morris International, Inc.		183,480
850			Procter & Gamble Company		71,179
1,200			Wal-Mart Stores, Inc.		91,764
					1,122,907
			Energy-5.7%
1,050			Anadarko Petroleum Corporation		106,512
1,100			Chevron Corporation		131,252
1,850			ConocoPhillips		141,562
1,950			Devon Energy Corporation		132,951
1,000			Ensco, PLC - Class 'A'		41,310
1,600			ExxonMobil Corporation		150,480
800			Hess Corporation		75,456
2,350			Marathon Oil Corporation		88,337
1,300			Marathon Petroleum Corporation		110,071
1,250			National Oilwell Varco, Inc.		95,125
700			Noble Corporation, PLC		15,554
750			Occidental Petroleum Corporation		72,113
850			Phillips 66		69,114
400			Schlumberger, Ltd.		40,676
2,800			Suncor Energy, Inc.		101,220
					1,371,733
			Financials-5.6%
1,850			American Express Company		161,949
1,100			Ameriprise Financial, Inc.		135,718
4,200			Brixmor Property Group, Inc. (REIT)		93,492
300		*	Citizens Financial Group, Inc.		7,026
2,200			Discover Financial Services		141,658
600			Financial Select Sector SPDR Fund (ETF)		13,902
1,450		*	Health Insurance Innovations, Inc. - Class 'A'		15,646
650			Invesco, Ltd.		25,662
3,150			JPMorgan Chase & Company		189,756
800			Morgan Stanley		27,656
1,300			PNC Financial Services Group, Inc.		111,254
400			SPDR S&P 500 ETF Trust (ETF)		78,808
600			SPDR S&P Regional Banking (ETF)		22,716
4,400			Sunstone Hotel Investors, Inc. (REIT)		60,808
2,800			U.S. Bancorp		117,124
3,100			Urstadt Biddle Properties, Inc. - Class 'A' (REIT)		62,930
1,700			Wells Fargo & Company		88,179
					1,354,284
			Health Care-11.0%
3,150			Abbott Laboratories		131,008
2,900			AbbVie, Inc.		167,504
1,200		*	Actavis, PLC		289,536
1,350			Baxter International, Inc.		96,889
550			Covidien, PLC		47,581
1,600		*	Express Scripts Holding Company		113,008
4,150		*	Gilead Sciences, Inc.		441,767
2,250			Johnson & Johnson		239,827
118		*	Mallinckrodt, PLC		10,638
600			McKesson Corporation		116,802
2,600			Merck & Company, Inc.		154,128
2,600		*	Mylan, Inc.		118,274
1,400			Omnicare, Inc.		87,164
6,600			Pfizer, Inc.		195,162
1,400			Phibro Animal Health Corporation - Class 'A'		31,374
700		*	Salix Pharmaceuticals, Ltd.		109,368
2,100			Thermo Fisher Scientific, Inc.		255,570
800			Zoetis, Inc.		29,560
					2,635,160
			Industrials-7.1%
1,400			3M Company		198,352
3,550			ADT Corporation		125,883
2,000			Altra Industrial Motion Corporation		58,320
700		*	Armstrong World Industries, Inc.		39,200
650			Caterpillar, Inc.		64,369
700			Dover Corporation		56,231
2,050		*	Generac Holdings, Inc.		83,107
3,100			General Electric Company		79,422
1,300			Greenbrier Companies, Inc.		95,394
1,600			Honeywell International, Inc.		148,992
1,650			ITT Corporation		74,151
150			Lockheed Martin Corporation		27,417
1,100			Ryder System, Inc.		98,967
700			Snap-On, Inc.		84,756
1,300		*	TAL International Group, Inc.		53,625
900			Textainer Group Holdings, Ltd.		28,008
2,700			Textron, Inc.		97,173
2,200			Tyco International, Ltd.		98,054
600		*	United Rentals, Inc.		66,660
1,200			United Technologies Corporation		126,720
					1,704,801
			Information Technology-11.9%
2,800			Apple, Inc.		282,100
2,600		*	ARRIS Group, Inc.		73,723
1,750			Avago Technologies, Ltd.		152,250
1,600		*	Blackhawk Network Holdings, Inc.		51,840
3,150			CDW Corporation		97,807
6,900			Cisco Systems, Inc.		173,673
750		*	eBay, Inc.		42,472
6,800			EMC Corporation		198,968
3,750			Hewlett-Packard Company		133,012
4,600			Intel Corporation		160,172
1,200			International Business Machines Corporation		227,796
2,100			Intersil Corporation - Class 'A'		29,841
4,000			Juniper Networks, Inc.		88,600
4,900			Mentor Graphics Corporation		100,426
3,000			Methode Electronics, Inc.		110,610
4,900			Microsoft Corporation		227,164
1,900		*	NXP Semiconductors NV		130,017
2,800			Oracle Corporation		107,184
1,200		*	PTC, Inc.		44,280
2,200			QUALCOMM, Inc.		164,494
3,600			Symantec Corporation		84,636
700		*	Synaptics, Inc.		51,240
1,800			TE Connectivity, Ltd.		99,522
600		*	Yahoo!, Inc.		24,450
					2,856,277
			Materials-2.7%
800			Celanese Corporation - Series 'A'		46,816
1,400			Cytec Industries, Inc.		66,206
3,400			Freeport-McMoRan Copper & Gold, Inc.		111,010
1,950			International Paper Company		93,093
1,900			LyondellBasell Industries NV - Class 'A'		206,454
300			Praxair, Inc.		38,700
1,000			RPM International, Inc.		45,780
2,250		*	Trinseo SA		35,393
					643,452
			Telecommunication Services-1.3%
3,800			AT&T, Inc.		133,912
3,400			Verizon Communications, Inc.		169,966
					303,878
			Utilities-.4%
1,500		*	Dynegy, Inc.		43,290
1,200			NiSource, Inc.		49,176
					92,466
Total Value of Common Stocks (cost $12,698,539)					14,124,971
			CORPORATE BONDS-22.7%
			Automotive-.5%
$100	M		Johnson Controls, Inc., 5%, 3/30/2020		110,612
			Chemicals-1.4%
100	M		CF Industries, Inc., 3.45%, 6/1/2023		98,211
200	M		LyondellBasell Industries NV, 6%, 11/15/2021		233,541
					331,752
			Energy-3.3%
100	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	121,038
100	M		Continental Resources, Inc., 5%, 9/15/2022		105,625
100	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017		102,113
100	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		105,705
100	M		Suncor Energy, Inc., 6.1%, 6/1/2018		114,391
100	M		Valero Energy Corp., 9.375%, 3/15/2019		128,716
100	M		Weatherford International, Inc., 6.35%, 6/15/2017		112,205
					789,793
			Financial Services-3.9%
100	M		Aflac, Inc., 8.5%, 5/15/2019		126,689
100	M		American Express Co., 7%, 3/19/2018		116,519
100	M		American International Group, Inc., 6.4%, 12/15/2020		119,127
100	M		ERAC USA Finance, LLC, 3.3%, 10/15/2022	(a)	99,282
100	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		125,123
100	M		General Electric Capital Corp., 5.625%, 9/15/2017		111,816
100	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	107,830
100	M		Prudential Financial, Inc., 7.375%, 6/15/2019		121,911
					928,297
			Financials-4.6%
100	M		Bank of America Corp., 5.65%, 5/1/2018		111,321
100	M		Barclays Bank, PLC, 5.125%, 1/8/2020		112,339
100	M		Citigroup, Inc., 6.125%, 11/21/2017		112,892
			Goldman Sachs Group, Inc.:
100	M		6.15%, 4/1/2018		112,810
100	M		6.75%, 10/1/2037		119,604
100	M		JPMorgan Chase & Co., 6%, 1/15/2018		112,603
100	M		Morgan Stanley, 6.625%, 4/1/2018		114,613
100	M		SunTrust Banks, Inc., 6%, 9/11/2017		112,386
100	M		U.S. Bancorp, 3.6%, 9/11/2024		99,027
100	M		Wells Fargo & Co., 4.6%, 4/1/2021		109,670
					1,117,265
			Food/Beverage/Tobacco-1.5%
100	M		Altria Group, Inc., 9.7%, 11/10/2018		128,934
100	M		Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044		101,705
100	M		Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019		120,126
					350,765
			Forest Products/Container-.4%
100	M		Rock-Tenn Co., 4.9%, 3/1/2022		107,359
			Health Care-.9%
100	M		Biogen IDEC, Inc., 6.875%, 3/1/2018		116,144
100	M		Express Scripts Holding Co., 4.75%, 11/15/2021		109,374
					225,518
			Manufacturing-.5%
100	M		Tyco Electronics Group SA, 6.55%, 10/1/2017		113,947
			Media-Broadcasting-.5%
100	M		Comcast Corp., 5.15%, 3/1/2020		113,479
			Metals/Mining-.9%
100	M		Newmont Mining Corp., 5.125%, 10/1/2019		108,710
100	M		Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		103,897
					212,607
			Real Estate Investment Trusts-1.4%
100	M		Boston Properties, LP, 5.875%, 10/15/2019		115,330
100	M		Digital Realty Trust, LP, 5.25%, 3/15/2021		108,684
100	M		HCP, Inc., 5.375%, 2/1/2021		111,734
					335,748
			Retail-General Merchandise-.5%
100	M		GAP, Inc., 5.95%, 4/12/2021		113,882
			Telecommunications-.5%
100	M		AT&T, Inc., 6.5%, 9/1/2037		121,890
			Transportation-.9%
100	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		110,204
100	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	107,639
					217,843
			Utilities-1.0%
100	M		Ohio Power Co., 5.375%, 10/1/2021		116,028
100	M		Sempra Energy, 9.8%, 2/15/2019		130,436
					246,464
Total Value of Corporate Bonds (cost $5,479,095)					5,437,221
			U.S. GOVERNMENT OBLIGATIONS-4.2%
			U.S. Treasury Notes:
500	M		1.375%, 12/31/2018		494,980
500	M		0.625%, 1/15/2024 (TIPS)		513,452
Total Value of U.S. Government Obligations (cost $1,024,034)					1,008,432
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-3.2%
			Fannie Mae-2.6%
498	M		3.5%, 11/1/2028 - 8/1/2043		524,163
90	M		4%, 7/1/2041		94,975
					619,138
			Freddie Mac-.6%
143	M		3.5%, 11/1/2042 - 7/1/2044		146,288
Total Value of Residential Mortgage-Backed Securities (cost $766,656)					765,426
			MUNICIPAL BONDS-1.5%
100	M		University of Massachusetts Bldg. Auth. Rev., 2.108%, 11/1/2019		100,830
250	M		Yale University, Connecticut, 2.086%, 4/15/2019		250,787
Total Value of Municipal Bonds (cost $350,000)					351,617
			U.S. GOVERNMENT AGENCY OBLIGATIONS-.8%
			Federal Farm Credit Bank:
100	M		2.45%, 8/5/2020		99,866
100	M		2.79%, 11/12/2020		100,180
Total Value of U.S. Government Agency Obligations (cost $199,816)					200,046
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-7.9%
			Federal Home Loan Bank:
500	M		0.05%, 10/10/2014		499,994
500	M		0.04%, 10/31/2014		499,983
500	M		0.003%, 11/4/2014		499,999
400	M		Freddie Mac, 0.05%, 10/15/2014		399,992
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,899,968)					1,899,968
Total Value of Investments (cost $22,418,108)			99.1%		23,787,681
Other Assets, Less Liabilities			.9		223,359
Net Assets			100.0%		$24,011,040

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	TIPS	Treasury Inflation-Protected Securities

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2014, the Fund held four 144A securities with an aggregate value of $435,789 representing 1.8% of the Fund's net assets.

At September 30, 2014, the cost of investments for federal income tax purposes was $22,420,257. Accumulated net unrealized appreciation on investments was $1,367,424, consisting of $1,662,563 gross unrealized appreciation and $295,139 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$14,124,971	$-	$-	$14,124,971
Corporate Bonds	-	5,437,221	-	5,437,221
U.S. Government Obligations	-	1,008,432	-	1,008,432
Residential
Mortgage-Backed Securities	-	765,426	-	765,426
Municipal Bonds	-	351,617	-	351,617
U.S. Government Agency
Obligations	-	200,046	-	200,046
Short-Term U.S. Government
Agency Obligations	-	1,899,968	-	1,899,968
Total Investments in Securities*	$14,124,971	$9,662,710	$-	$23,787,681

*The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ('OTC') market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities that mature in 60 days or less and securities held by the Cash Management Fund, are priced by a pricing service.  Other securities may also be priced by pricing services approved by the Trust's Board of Trustees (the 'Board'). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use estimates from a pricing service to fair value foreign securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities and loan participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of September 30, 2014, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$21,439,520	$-	$-	$21,439,520

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 26, 2014